INTEREST IN JOINT VENTURES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Cost of investment in joint ventures	$ 9	$ 9
Share of post acquisition (loss) profit, net of dividends received	(1)	(1)
Carrying amount	$ 8	$ 8